Income Taxes Unrecognized Tax Benefits Rollforward (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Unrecognized tax benefits at the beginning of the year	$ 4,381	$ 1,129	$ 0
Additions for tax positions of prior years	493	887	734
Reductions for tax positions of prior years	(1,057)	0	0
Additions for tax positions of current year	881	2,365	395
Statute of limitation	(7)	0	0
Unrecognized tax benefits at the end of the year	$ 4,691	$ 4,381	$ 1,129